NOTE 17: CONVERTIBLE DEBENTURES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Note 17 Convertible Debentures
Balance, beginning	$ 427,320	$ 274,466	$ 1,835,225
Proceeds from Issuance of convertible debentures	0	753,491	442,437
Amount allocated to conversion option	0	(753,491)	(172,386)
Amount converted to units	(732,796)	0	(2,129,728)
Unrealized foreign exchange (gain) loss	(23,378)	5,564	0
Interest expense	16,008	45,112	57,397
Accretion expense	312,846	102,178	241,521
Balance, ending	$ 0	$ 427,320	$ 274,466